Intangible Assets, Net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, Net
Total gross value	¥ 88,394	¥ 87,112
Less: amortization	(62,777)	(55,136)
impairment	(11,894)	(11,926)
Net book value	13,723	20,050
Computer software
Intangible assets, Net
Total gross value	20,007	21,918
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	50,386	48,016
Audio content
Intangible assets, Net
Total gross value	17,864	17,041
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 137	¥ 137